RELATED PARTY TRANSACTIONS - Convertible Promissory Note (Details) - USD ($)							3 Months Ended	9 Months Ended
	Oct. 01, 2023	May 18, 2023	May 17, 2023	Feb. 17, 2023	Feb. 16, 2023	Nov. 19, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Sep. 14, 2023
RELATED PARTY TRANSACTIONS
Extension to the period to consummate the initial business combination					3 months
Amount of additional funds to be deposited in trust accounts					$ 2,760,000					$ 591,038
Amount of additional funds to be deposited in trust accounts (in dollars per share)					$ 0.10
Additional deposits of cash into Trust Account in connection with the extension		$ 886,558	$ 886,558	$ 2,760,000		$ 281,500,000	$ 591,038	$ 4,237,596	$ 281,523,211
Additional deposit into Trust Account, per unit			$ 0.03	$ 0.10
Subsequent Events
RELATED PARTY TRANSACTIONS
Extension to the period to consummate the initial business combination					3 months
Amount of additional funds to be deposited in trust accounts	$ 295,519
Face value of loan					$ 2,760,000
Additional deposits of cash into Trust Account in connection with the extension	$ 295,519
Unsecured promissory notes | Sponsor
RELATED PARTY TRANSACTIONS
Face value of loan					$ 2,760,000
Conversion of debt to warrants, price per warrant					$ 1.00
Convertible Promissory Note
RELATED PARTY TRANSACTIONS
Interest rate			0.00%
Conversion of debt to warrants, price per warrant			$ 1.00